Share-based payment arrangements - Disclosure Of Terms And Conditions Of Share based Payment Arrangement Explanatory (Detail)	12 Months Ended
Dec. 31, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	(40,316,350)
Vesting conditions	Accumulated number of exercised or forfeited restricted shares.
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	27,217,900
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	2,802,450
December 22, 2022 | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / employees entitled	December 22, 2022
Number of shares	9,090,900
Vesting conditions	6 months to 3 years’ service from grant date.
December 22, 2022 | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / employees entitled	December 22, 2022
Vesting conditions	2-3 years’ service from grant date, subject to the achievement of certain non-market performance goals.
February 28, 2023 | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / employees entitled	February 28, 2023
Number of shares	3,548,500
Vesting conditions	6 months to 4 years’ service from grant date.
August 27, 2024 | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / employees entitled	August 27, 2024
Number of shares	2,001,100
Vesting conditions	6 months to 3 years’ service from grant date.
April 1, 2025 | Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / employees entitled	April 1, 2025
Number of shares	1,260,400
Vesting conditions	1-3 years’ service from grant date.